Document And Entity Information	Dec. 06, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 06, 2022
Entity Registrant Name	ARKO Corp.
Entity Central Index Key	0001823794
Entity Emerging Growth Company	false
Securities Act File Number	001-39828
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2784337
Entity Address, Address Line One	8565 Magellan Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23227-1150
City Area Code	(804)
Local Phone Number	730-1568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by ARKO Corp., a Delaware corporation (“ARKO”), with the Securities and Exchange Commission on December 8, 2022 (the “Original Form 8-K”). The Original Form 8-K reported, among other matters, the completion of the Company’s acquisition (such acquisition and related transactions, the “Pride Acquisition”) of all of the issued and outstanding membership interests of Pride Convenience Holdings, LLC (“Pride”).This Amendment amends the Original Form 8-K solely to include the consolidated financial statements of Pride and pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K, respectively. No other amendments are being made to the Original Form 8-K. Except as set forth in this Amendment, the disclosure contained in the Original Form 8-K remains unchanged, and this Amendment should be read together with the Original Form 8-K, which provides a more complete description of the Pride Acquisition.The pro forma financial statements included in this Amendment has been presented for informational purposes only, is based on various adjustments and assumptions and is not necessarily indicative of what the Company’s consolidated statement of operations or consolidated balance sheet would have been had the Pride Acquisition and other adjustments been completed as of the dates indicated, nor is such information necessarily indicative of what the Company’s consolidated statement of operations or balance sheet will be for any future periods.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ARKO
Security Exchange Name	NASDAQ
Warrants Each Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	ARKOW
Security Exchange Name	NASDAQ